CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares
Accounts receivable, allowance	¥ 12,969	$ 1,993	¥ 57
Accounts receivable, due from related party	11,425	1,756	8,468
Prepayments and other current assets	4,798	737	4,798
Prepayments and other current assets, due from related party	13,879	2,133	14,028
Deposits for non-current assets	30,860	4,743	30,860
Long-term Debt and Other Borrowings, Related Parties, Current	162,297	24,945	0
Accrued expenses and other liabilities, interest payable to related party	5,523	849	5,894
Long-term bank and other borrowings, non-current portion, loan from related party	¥ 280,459	$ 43,105	¥ 172,475
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532	142,353,532
Ordinary shares, shares outstanding	130,091,977	130,091,977	130,091,977
Treasury stock, shares	12,261,555	12,261,555	12,261,555